Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Municipal Income Fund
March 31, 2025
XLI-NPRT1-0525
1.9884854.107
Municipal Securities - 91.3%
	Principal Amount (a)	Value ($)
Alabama - 1.9%
Education - 0.3%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2034	265,000	285,465
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	310,000	321,300
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2033	110,000	106,507
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2041	85,000	74,998
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	190,000	158,682
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2054	255,000	262,474
University South AL Univ Rev Series 2024 A, 5% 4/1/2036 (Build America Mutual Assurance Co Insured)	350,000	384,199
University South AL Univ Rev Series 2024 A, 5% 4/1/2037 (Build America Mutual Assurance Co Insured)	390,000	426,234
University South AL Univ Rev Series 2024 A, 5% 4/1/2038 (Build America Mutual Assurance Co Insured)	375,000	407,379
University South AL Univ Rev Series 2024 A, 5% 4/1/2039 (Build America Mutual Assurance Co Insured)	375,000	405,766
University South AL Univ Rev Series 2024 A, 5% 4/1/2040 (Build America Mutual Assurance Co Insured)	525,000	563,953
		3,396,957
General Obligations - 1.6%
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	1,190,000	1,230,634
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,085,000	1,143,830
Jefferson Cntyl Ala Gen. Oblig. 5% 4/1/2026	100,000	102,068
Lower Ala Gas Dist Gas Proj Rev 4% tender 12/1/2050 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,095,000	1,097,452
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	4,045,000	4,245,374
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 11/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	5,760,000	6,123,654
		13,943,012
TOTAL ALABAMA		17,339,969
Alaska - 0.1%
Housing - 0.1%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	150,000	146,713
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 12/1/2029	845,000	870,049
		1,016,762
TOTAL ALASKA		1,016,762
Arizona - 2.6%
Education - 0.1%
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (c)	450,000	223,875
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (c)	290,000	144,275
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (c)	565,000	281,088
		649,238
Electric Utilities - 0.5%
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	1,585,000	1,695,581
Salt River Proj AZ Agric & Pwr Series 2024 A, 5.25% 1/1/2054	2,880,000	3,096,258
		4,791,839
General Obligations - 0.4%
Glendale AZ Union High Sch Dst 4% 7/1/2036 (Assured Guaranty Municipal Corp Insured)	545,000	550,626
Glendale AZ Union High Sch Dst 4% 7/1/2037 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,005,847
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	615,000	550,467
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	400,000	376,269
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2034 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,109,843
		3,593,052
Health Care - 0.5%
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,750,000	1,622,223
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	10,000	9,732
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	10,000	8,974
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	775,000	701,019
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	840,000	631,352
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	500,000	370,143
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (d)	300,000	274,116
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (d)	300,000	247,819
		3,865,378
Housing - 0.0%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	353,882	332,816
Industrial Development - 0.7%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(e)	3,220,000	3,298,237
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (b)	2,190,000	2,208,350
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(e)	925,000	926,049
		6,432,636
Special Tax - 0.3%
Bullhead City Ariz Excise Taxes Rev 0.95% 7/1/2026	250,000	240,894
Bullhead City Ariz Excise Taxes Rev 1.15% 7/1/2027	375,000	353,242
Bullhead City Ariz Excise Taxes Rev 1.3% 7/1/2028	485,000	446,849
Bullhead City Ariz Excise Taxes Rev 1.5% 7/1/2029	600,000	542,810
Bullhead City Ariz Excise Taxes Rev 1.65% 7/1/2030	825,000	727,843
Bullhead City Ariz Excise Taxes Rev 1.7% 7/1/2031	450,000	386,768
		2,698,406
Transportation - 0.0%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019B, 5% 7/1/2035 (e)	300,000	310,112
Water & Sewer - 0.1%
Phoenix Arizona Civic Imp Wtr 5% 7/1/2045	1,000,000	1,042,157
TOTAL ARIZONA		23,715,634
Arkansas - 0.0%
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2033	85,000	87,445
California - 6.0%
Education - 0.0%
California Edl Facs Auth Rev (Stanford University Proj.) 5% 3/15/2039	65,000	76,173
University CA Revs Series 2018 AZ, 5% 5/15/2043	130,000	133,879
University CA Revs Series 2023 BM, 5% 5/15/2036	180,000	200,927
		410,979
Electric Utilities - 0.4%
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2051	1,550,000	1,580,021
Los Angeles CA Wtr & Pwr Rev Series 2020 B, 5% 7/1/2050	1,070,000	1,090,149
Middle Fork Project Finance Authority 5% 4/1/2026	1,000,000	1,013,270
		3,683,440
General Obligations - 1.8%
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	1,225,000	1,292,725
California St Pub Wks Brd Lse (State of California Proj.) Series 2021 B, 4% 5/1/2046	1,265,000	1,221,871
California St Pub Wks Brd Lse 5% 8/1/2032	285,000	314,157
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) Series 2023 A, 5% 10/1/2035	1,000,000	1,126,181
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	225,000	240,245
Mt Diablo CA Unified Sch Dist 4% 8/1/2034	320,000	333,024
Poway CA Unified Sch Dist 0% 8/1/2038 (f)	1,030,000	599,622
Sanger CA Uni Sch Dist Series C, 3% 8/1/2048	2,265,000	1,724,216
State of California Gen. Oblig. 4% 11/1/2037	1,000,000	1,010,064
State of California Gen. Oblig. 5% 10/1/2041	5,435,000	5,779,450
State of California Gen. Oblig. 5% 9/1/2032	2,175,000	2,402,021
		16,043,576
Health Care - 0.1%
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (c)(g)	27,393	23,284
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2029	115,000	117,350
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2030	230,000	234,364
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017A, 5% 7/1/2035	190,000	191,782
		566,780
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	337,858	322,649
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	1,270,533	1,258,710
		1,581,359
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	225,000	202,882
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (f)	10,435,000	1,119,276
Transportation - 3.2%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Municipal Corp Insured) (f)	475,000	129,111
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2035 (e)	5,000,000	5,356,940
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2032 (Build America Mutual Assurance Co Insured) (e)	680,000	731,941
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2048 (Build America Mutual Assurance Co Insured) (e)	2,000,000	2,033,857
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2053 (Build America Mutual Assurance Co Insured) (e)	2,700,000	2,739,419
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2044 (e)	175,000	176,977
Los Angeles CA Hbr Dept Rev Series 2019 A, 5% 8/1/2025 (e)	110,000	110,597
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2039 (e)	105,000	106,874
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2026 (e)	815,000	830,914
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (e)	830,000	858,063
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (e)	1,105,000	1,155,976
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (e)	740,000	780,740
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2052	2,240,000	2,351,584
San Francisco CA City & County Airports Commission International Airport Revenue Series 2018G, 5% 5/1/2027 (e)	560,000	578,934
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (e)	3,000,000	3,021,017
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2043 (e)	1,400,000	1,463,379
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5% 5/1/2034 (e)	5,540,000	5,993,074
		28,419,397
Water & Sewer - 0.2%
San Diego County Water Authority 5% 5/1/2047	635,000	671,690
San Diego County Water Authority 5% 5/1/2052	1,080,000	1,139,027
		1,810,717
TOTAL CALIFORNIA		53,838,406
Colorado - 1.9%
Education - 0.1%
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	210,000	205,007
University Colo Enterprise Sys Series 2021C 3A, 2% tender 6/1/2051 (b)	255,000	252,842
		457,849
Electric Utilities - 0.0%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	40,000	40,475
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2043	50,000	50,152
		90,627
Escrowed/Pre-Refunded - 0.1%
Colorado Health Facilities Authority Series 2020A, 4% 9/1/2045 (Pre-refunded to 9/1/2030 at 100)	775,000	812,987
General Obligations - 0.3%
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	2,180,000	2,419,508
Regional Trans Dist CO Ctfs Part 5% 6/1/2031	105,000	111,581
		2,531,089
Health Care - 0.5%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (b)	190,000	195,780
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 5% 11/15/2039	190,000	199,710
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 A, 5% tender 11/15/2059 (b)	375,000	410,495
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	1,060,000	972,659
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	670,000	515,177
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	1,715,000	1,514,034
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	110,000	111,674
Colorado Health Facilities Authority (Sanford Health, SD Proj.) 5% 11/1/2025	435,000	440,057
Colorado Health Facs Auth Rev (Advent Health Proj.) Series 2016 C, 5% tender 11/15/2036 (b)	275,000	283,312
		4,642,898
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	30,000	30,232
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	10,000	10,081
		40,313
Special Tax - 0.2%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	500,000	485,957
Regional Transn Dist CO Sales Series 2021 B, 5% 11/1/2028	725,000	778,222
Vauxmont Metropolitan District 5% 12/1/2030 (Assured Guaranty Municipal Corp Insured)	220,000	235,618
Vauxmont Metropolitan District 5% 12/15/2025 (Assured Guaranty Municipal Corp Insured)	40,000	40,557
		1,540,354
Transportation - 0.1%
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (e)	50,000	51,329
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2034 (e)	1,125,000	1,211,688
		1,263,017
Water & Sewer - 0.6%
Denver Co City & Cnty Brd Wtr 5% 9/15/2028	2,000,000	2,145,953
Denver Co City & Cnty Brd Wtr Series 2020 A, 5% 9/15/2045	1,190,000	1,237,772
Denver Co City & Cnty Brd Wtr Series 2020 A, 5% 9/15/2046	1,820,000	1,888,582
		5,272,307
TOTAL COLORADO		16,651,441
Connecticut - 4.4%
Education - 1.1%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	355,000	313,293
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2046	235,000	224,917
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2051	380,000	351,255
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 4% 7/1/2045	1,000,000	906,669
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2036	900,000	961,158
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2025	390,000	390,325
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2026	575,000	578,147
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2027	430,000	433,731
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2043	215,000	210,005
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2026	680,000	686,973
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	1,100,000	1,127,040
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2028	1,120,000	1,156,196
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2030	1,000,000	1,025,729
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2034	725,000	735,151
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2036	450,000	454,263
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2039	490,000	491,019
		10,045,871
General Obligations - 1.4%
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2032	300,000	326,622
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2033	800,000	867,314
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2034	500,000	539,821
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2025 (Build America Mutual Assurance Co Insured)	1,445,000	1,452,976
Connecticut St Gen. Oblig. 4% 6/15/2039	300,000	297,363
Connecticut St Gen. Oblig. 4% 6/15/2041	250,000	246,753
Connecticut St Gen. Oblig. 5% 6/15/2028	500,000	532,827
Connecticut St Gen. Oblig. 5% 6/15/2029	410,000	443,525
Connecticut St Gen. Oblig. 5% 6/15/2030	400,000	438,547
Connecticut St Gen. Oblig. 5% 6/15/2031	500,000	553,963
Connecticut St Gen. Oblig. 5% 6/15/2034	350,000	386,398
Connecticut St Gen. Oblig. 5% 6/15/2037	250,000	270,659
Connecticut St Gen. Oblig. 5% 6/15/2038	300,000	323,082
Connecticut St Gen. Oblig. 5% 6/15/2040	500,000	533,542
Connecticut St Gen. Oblig. 5% 6/15/2042	500,000	527,589
Connecticut St Gen. Oblig. 5% 9/15/2030	650,000	714,830
Connecticut St Gen. Oblig. Series 2016 D, 5% 8/15/2025	210,000	211,714
Connecticut St Gen. Oblig. Series 2018 F, 5% 9/15/2025	100,000	101,017
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2026	115,000	117,706
Connecticut St Gen. Oblig. Series 2020 A, 4% 1/15/2034	300,000	307,067
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,150,000	1,051,141
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2037	1,910,000	1,666,837
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	215,000	181,342
Connecticut St Gen. Oblig. Series B, 5% 5/15/2026	125,000	128,169
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2025 (Connecticut St Guaranteed)	90,000	91,109
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2026 (Connecticut St Guaranteed)	95,000	98,078
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2025	140,000	141,749
		12,551,740
Health Care - 0.7%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (d)(g)	130,000	84,499
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 4% 7/15/2042	800,000	765,825
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 4% 7/15/2043	500,000	476,472
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2033	225,000	242,161
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2034	745,000	799,458
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2036	750,000	797,684
Connecticut St Health & Edl Facs Auth Revenue (Hartford Healthcare Proj.) 5% tender 7/1/2053 (b)	330,000	338,054
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2028	750,000	762,316
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2029	750,000	763,555
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2030	1,000,000	1,018,712
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2039	415,000	397,228
		6,445,964
Housing - 0.4%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	195,000	191,447
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022 A2, 5% 11/15/2025 (e)	300,000	302,775
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022 A2, 5% 5/15/2025 (e)	400,000	400,699
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022 A2, 5% 5/15/2026 (e)	425,000	432,009
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2026	200,000	206,939
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2027	230,000	241,677
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2028	220,000	233,951
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2029	125,000	134,228
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2030	175,000	188,987
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2027	220,000	229,174
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2028	225,000	237,670
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2029	225,000	240,231
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2030	375,000	403,174
		3,442,961
Special Tax - 0.8%
Connecticut St Gen. Oblig. 4% 1/15/2037	2,480,000	2,497,423
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2035	1,820,000	2,062,024
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2042	2,325,000	2,495,279
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 6% 4/1/2052 (d)	150,000	159,128
		7,213,854
TOTAL CONNECTICUT		39,700,390
District Of Columbia - 0.8%
General Obligations - 0.4%
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2045	3,100,000	3,266,761
Special Tax - 0.0%
Washington Convention & Sports Authority 5% 10/1/2025	100,000	101,025
Transportation - 0.4%
Metropolitan Wash DC Arpts Ath 5% 10/1/2026 (e)	440,000	451,390
Metropolitan Wash DC Arpts Ath 5% 10/1/2027 (e)	110,000	114,403
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (e)	55,000	57,744
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2025 (e)	70,000	70,609
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2031	185,000	195,696
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2044	1,000,000	1,027,164
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Municipal Corp Insured)	890,000	640,283
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	1,160,000	1,044,484
		3,601,773
TOTAL DISTRICT OF COLUMBIA		6,969,559
Florida - 3.2%
Education - 0.4%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2030	500,000	524,833
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2036	750,000	822,793
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2038	500,000	541,651
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2041	700,000	742,576
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2054 (d)	1,000,000	990,601
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2049	60,000	61,131
		3,683,585
Electric Utilities - 0.4%
Ft Pierce Series 2022A, 5% 10/1/2030 (Assured Guaranty Municipal Corp Insured)	175,000	189,495
Ft Pierce Series 2022A, 5% 10/1/2034 (Assured Guaranty Municipal Corp Insured)	300,000	324,967
Ft Pierce Series 2022A, 5% 10/1/2036 (Assured Guaranty Municipal Corp Insured)	475,000	509,958
Ft Pierce Series 2022A, 5% 10/1/2037 (Assured Guaranty Municipal Corp Insured)	425,000	454,236
Ft Pierce Series 2022A, 5% 10/1/2039 (Assured Guaranty Municipal Corp Insured)	475,000	501,175
Ft Pierce Series 2022A, 5% 10/1/2040 (Assured Guaranty Municipal Corp Insured)	450,000	471,716
Ft Pierce Series 2022A, 5% 10/1/2041 (Assured Guaranty Municipal Corp Insured)	400,000	418,389
Ft Pierce Series 2022A, 5% 10/1/2042 (Assured Guaranty Municipal Corp Insured)	400,000	419,101
		3,289,037
General Obligations - 0.0%
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015A, 5% 5/1/2028	290,000	290,478
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015D, 5% 2/1/2026	10,000	10,170
		300,648
Health Care - 0.8%
Atlantic Beach Fla Health Care Facs Rev (Naval Continuing Care Retiremt Proj.) Series 2018 A, 5% 11/15/2043	255,000	252,339
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2039	1,000,000	966,336
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	825,000	761,487
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) Series 2016 B, 5% 7/1/2029	25,000	25,470
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Municipal Corp Insured)	485,000	342,364
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	110,000	97,689
Florida Development Finance Corp (Lakeland FL Hosp Sys Rev Proj.) Series 2021, 4% 11/15/2038	725,000	712,789
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2024C, 5% tender 11/15/2059 (b)	790,000	865,266
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2044	665,000	671,110
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2015C, 5% 5/15/2030	495,000	495,206
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2029	175,000	183,680
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2032	200,000	212,494
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2034	310,000	324,553
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2037	385,000	397,916
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2039	400,000	409,654
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2041	400,000	406,433
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2042	5,000	5,052
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2026	100,000	100,841
		7,230,679
Housing - 0.0%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	300,000	303,395
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2019 1, 4% 7/1/2050	65,000	65,207
		368,602
Special Tax - 0.2%
Tampa FL Tax Alloc 0% 9/1/2034 (f)	700,000	469,485
Tampa FL Tax Alloc 0% 9/1/2035 (f)	750,000	478,708
Tampa FL Tax Alloc 0% 9/1/2036 (f)	800,000	485,716
		1,433,909
Transportation - 1.4%
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2042 (e)	1,365,000	1,374,546
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2049 (e)	1,000,000	1,002,480
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Municipal Corp Insured) (e)	1,910,000	1,945,253
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2027	105,000	105,708
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2029	80,000	80,484
Greater Orlando Aviation Auth 5% 10/1/2031 (e)	125,000	128,595
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2025 (e)	300,000	302,850
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2032 (e)	300,000	314,091
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2038 (e)	430,000	440,737
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2054 (e)	1,620,000	1,622,868
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2022A, 5% 10/1/2026 (e)	2,750,000	2,826,069
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2040	300,000	295,248
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2025	245,000	247,632
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2029	145,000	148,264
Miami-Dade Cnty Fla Aviat Rev Series A, 5% 10/1/2027 (e)	620,000	623,840
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2036 (e)	735,000	782,603
		12,241,268
Water & Sewer - 0.0%
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2032	155,000	169,535
TOTAL FLORIDA		28,717,263
Georgia - 4.7%
Education - 0.2%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	40,000	36,674
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 5% 9/1/2025	180,000	181,523
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2039	1,365,000	1,330,709
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2029	500,000	530,363
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	135,000	143,821
		2,223,090
Electric Utilities - 0.9%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	360,000	360,810
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	610,000	382,573
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2035 (Assured Guaranty Municipal Corp Insured)	400,000	402,454
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2036 (Assured Guaranty Municipal Corp Insured)	410,000	411,320
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2037 (Assured Guaranty Municipal Corp Insured)	470,000	468,654
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2040 (Assured Guaranty Municipal Corp Insured)	385,000	370,135
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2041	480,000	444,053
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2049	245,000	219,322
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2026	165,000	167,362
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	425,000	431,497
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2028 (Assured Guaranty Municipal Corp Insured)	400,000	421,312
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2030	55,000	58,240
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2031 (Assured Guaranty Municipal Corp Insured)	360,000	387,279
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032 (Assured Guaranty Municipal Corp Insured)	330,000	353,562
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032 (Assured Guaranty Municipal Corp Insured)	280,000	299,992
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034	375,000	393,298
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2037	590,000	645,455
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2041 (Build America Mutual Assurance Co Insured)	165,000	179,746
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	160,000	169,684
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 1ST 1995, 2.25% 7/1/2025	200,000	199,042
Monroe Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2039 (b)	1,395,000	1,390,017
		8,155,807
General Obligations - 3.0%
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	12,000,000	12,098,880
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	3,485,000	3,718,625
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	3,595,000	3,608,579
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	1,000,000	1,053,543
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	3,940,000	4,125,118
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2027 (Royal Bank of Canada Guaranteed)	425,000	439,591
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2028 (Royal Bank of Canada Guaranteed)	550,000	575,324
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	1,360,000	1,441,166
		27,060,826
Health Care - 0.2%
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2027	210,000	219,708
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	1,895,000	1,440,944
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	5,000	4,244
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 5% 8/1/2043	5,000	4,902
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2036	195,000	193,448
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	205,000	194,912
		2,058,158
Special Tax - 0.2%
Metro Atlanta Rapid Tran Sales 5.25% 7/1/2050	1,360,000	1,465,019
Transportation - 0.2%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2039 (e)	520,000	543,101
Atlanta GA Arpt Rev 5% 7/1/2025 (e)	60,000	60,270
Georgia St Rd & Twy Auth Rev (GA St Garvee Proj.) 5% 6/1/2031	1,000,000	1,091,830
		1,695,201
TOTAL GEORGIA		42,658,101
Hawaii - 1.4%
General Obligations - 0.9%
Honolulu HI City & Cnty Gen. Oblig. Series 2017 A, 5% 9/1/2033	5,000	5,200
Honolulu HI City & Cnty Gen. Oblig. Series 2020 B, 5% 3/1/2029	1,000,000	1,078,084
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5% 7/1/2048	1,375,000	1,449,758
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2046	1,500,000	1,622,231
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2047	2,000,000	2,157,535
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2049	1,300,000	1,398,439
		7,711,247
Transportation - 0.5%
Hawaii St Arpts Sys Rev 5% 7/1/2045 (e)(h)	2,500,000	2,560,300
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2033 (e)	350,000	360,667
Hawaii St Arpts Sys Rev Series 2022 A, 5% 7/1/2042 (e)	1,245,000	1,276,846
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2036 (e)	40,000	38,357
		4,236,170
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2038 (h)	455,000	505,985
TOTAL HAWAII		12,453,402
Idaho - 0.0%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	10,000	10,044
Transportation - 0.0%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2031	610,000	673,177
TOTAL IDAHO		683,221
Illinois - 9.1%
Education - 0.4%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2030	615,000	632,138
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 5% 10/1/2028	10,000	10,271
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016, 5% 10/1/2029	30,000	30,737
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	60,000	53,642
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2036	295,000	287,453
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2038	100,000	96,427
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2025	200,000	201,642
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2026	200,000	205,236
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2031	200,000	212,016
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2038	200,000	206,435
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2029	350,000	363,080
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2030	230,000	239,055
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2031	215,000	223,473
Northern IL Univ Revs Series 2020 B, 4% 4/1/2040 (Build America Mutual Assurance Co Insured)	455,000	420,031
Univ IL Brd Trustees Cfts Partn (University of Illinois Proj.) Series A, 5% 10/1/2026	15,000	15,022
University of Illinois Series 2018A, 5% 4/1/2030	100,000	105,163
		3,301,821
General Obligations - 4.4%
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2026	15,000	15,165
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2029	350,000	356,626
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2030	160,000	162,641
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2031	150,000	152,159
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	405,000	415,732
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	125,000	129,120
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2030	100,000	102,649
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2035	600,000	561,207
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2036	1,005,000	930,348
Chicago IL Gen. Oblig. 5% 1/1/2029	1,000,000	1,041,637
Chicago IL Gen. Oblig. 5% 1/1/2033	895,000	943,335
Chicago IL Gen. Oblig. Series 2015 C, 5% 1/1/2027	215,000	216,806
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	400,000	409,020
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	615,000	644,819
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	7,725,000	8,092,134
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2032	375,000	371,403
Cook Cnty IL Gen. Oblig. 5% 11/15/2033	425,000	457,322
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2031	500,000	513,857
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2025	180,000	180,893
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	90,000	91,198
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	90,000	91,922
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	45,000	46,087
Cook County IL Community Consolidate School District No 034 Glenview Series 2021 A, 3% 12/1/2036	185,000	162,475
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2022, 4% 9/15/2042	2,100,000	1,963,118
Illinois St Gen. Oblig. 5% 2/1/2026	400,000	406,149
Illinois St Gen. Oblig. 5% 2/1/2027	270,000	278,576
Illinois St Gen. Oblig. 5% 3/1/2029	650,000	686,739
Illinois St Gen. Oblig. 5% 3/1/2033	1,700,000	1,824,120
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2026	5,000	5,069
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	850,000	886,083
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2028	1,500,000	1,578,615
Illinois St Gen. Oblig. Series 2019B, 5% 9/1/2025	20,000	20,156
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	650,000	701,565
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	450,000	481,077
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2035	1,915,000	2,039,004
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	670,000	705,665
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2043	5,000,000	5,214,303
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	1,615,000	1,711,565
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2033	685,000	741,418
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	520,000	546,514
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2044	460,000	482,188
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2047	340,000	351,316
Illinois St Gen. Oblig. Series OCT 2020 C, 4% 10/1/2037	1,815,000	1,731,007
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	680,000	705,120
		39,147,922
Health Care - 1.0%
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2055	400,000	335,114
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2034	50,000	51,086
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2036	35,000	35,677
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	620,000	630,990
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	485,000	491,774
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) Series 2017A, 5% 7/15/2042	1,000,000	1,019,585
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	835,000	704,196
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	750,000	701,686
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2025	150,000	151,270
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	10,000	10,153
Illinois Fin Auth Rev (Silver Cross Health System IL Proj.) Series 2015 C, 4.125% 8/15/2037	60,000	56,188
Illinois Fin Auth Rev (Silver Cross Health System IL Proj.) Series 2015 C, 5% 8/15/2026	35,000	35,184
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 5% 8/15/2035	250,000	255,125
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2041	35,000	32,501
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 4% 8/15/2037	2,155,000	2,058,310
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	285,000	214,001
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	710,000	548,413
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	1,570,000	1,151,839
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 4% 5/15/2050	1,000,000	905,029
		9,388,121
Housing - 0.0%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	115,000	99,127
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2021 B, 3% 4/1/2051	525,000	514,804
		613,931
Special Tax - 2.6%
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2038	3,230,000	3,498,266
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2042	1,120,000	1,179,406
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2035 (f)	420,000	265,816
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2028 (National Public Finance Guarantee Corporation Insured) (f)	1,200,000	1,068,690
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2032 (National Public Finance Guarantee Corporation Insured) (f)	30,000	22,648
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (f)	240,000	155,761
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (f)	2,280,000	1,406,157
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2040 (f)	1,725,000	840,037
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Municipal Corp Insured) (f)	610,000	258,466
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Municipal Corp Insured) (f)	1,680,000	671,346
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Municipal Corp Insured) (f)	155,000	52,113
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2047	5,000,000	4,393,593
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2050	1,730,000	1,746,389
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 1994 A &B, 0% 6/15/2025 (f)	25,000	24,818
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2020A, 4% 6/15/2050	1,170,000	1,007,662
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2031	1,000,000	1,086,389
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	3,835,000	4,225,875
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2040	1,000,000	1,078,617
		22,982,049
Transportation - 0.7%
Chicago IL Midway Arpt Rev Series B, 4% 1/1/2035	200,000	199,896
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	50,000	50,970
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2040 (e)	1,850,000	1,894,606
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5% 1/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,079,695
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2036 (e)	300,000	316,877
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2039 (e)	665,000	690,190
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2040 (e)	1,715,000	1,833,728
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (e)	50,000	50,601
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	105,000	108,444
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2040	220,000	232,122
		6,457,129
TOTAL ILLINOIS		81,890,973
Indiana - 1.5%
Education - 0.5%
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2030	1,130,000	1,178,422
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2031	1,990,000	2,080,777
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2047	1,055,000	1,032,200
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2046	215,000	193,406
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2030	105,000	111,004
		4,595,809
Electric Utilities - 0.0%
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.75% tender 12/1/2038 (b)	50,000	48,531
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.95% tender 12/1/2038 (b)(e)	100,000	97,258
		145,789
General Obligations - 0.4%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 1/15/2044 (Build America Mutual Assurance Co Insured)	1,000,000	1,059,201
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2038 (Build America Mutual Assurance Co Insured)	835,000	924,422
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 1/15/2044 (Build America Mutual Assurance Co Insured)	1,150,000	1,218,081
		3,201,704
Health Care - 0.2%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	135,000	125,447
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	1,860,000	1,642,161
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2030	50,000	51,048
		1,818,656
Housing - 0.2%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	895,000	874,523
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	75,000	73,762
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 5% 7/1/2025	690,000	693,574
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2020 A, 3.75% 1/1/2049	195,000	195,177
		1,837,036
Industrial Development - 0.1%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(e)	695,000	703,883
Special Tax - 0.0%
Northern Indiana Commuter Transportation District Series 2024, 5% 1/1/2054	360,000	370,297
Water & Sewer - 0.1%
Indiana Finance Authority Series 2021 2, 5% 10/1/2041	1,000,000	1,052,434
TOTAL INDIANA		13,725,608
Iowa - 0.7%
Education - 0.4%
Iowa Higher Ed Ln Auth Rev (Dubuque University IA Proj.) Series 2025, 6% 10/1/2055	3,000,000	3,123,421
Iowa Student Ln Liquidity Corp Series 2019 B, 5% 12/1/2027 (e)	155,000	160,172
		3,283,593
Tobacco Bonds - 0.3%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021 B1 CLASS 2, 4% 6/1/2049	35,000	33,027
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2040	425,000	406,245
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2027	250,000	257,211
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2028	500,000	520,015
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2029	600,000	629,449
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2030	700,000	740,586
		2,586,533
TOTAL IOWA		5,870,126
Kentucky - 1.2%
Electric Utilities - 0.1%
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (b)	1,000,000	960,475
General Obligations - 0.8%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	1,505,000	1,511,404
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2030 (Morgan Stanley Guaranteed)	755,000	790,935
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2031 (Morgan Stanley Guaranteed)	805,000	846,977
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2032 (Morgan Stanley Guaranteed)	600,000	635,940
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2026	80,000	81,857
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	85,000	90,044
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032	20,000	20,987
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033	15,000	15,712
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034	20,000	20,904
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	10,000	10,389
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	10,000	10,368
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2038	1,000,000	1,033,645
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2018, 5% 4/1/2025	175,000	175,000
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2035	600,000	602,521
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2029	150,000	159,463
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2043	1,335,000	1,405,853
		7,411,999
Health Care - 0.3%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2037	175,000	164,016
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2016 A, 4% 2/1/2036	300,000	285,853
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Municipal Corp Insured)	370,000	314,263
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2030	345,000	367,929
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2032	70,000	71,266
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	70,000	71,613
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	85,000	90,131
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	1,230,000	931,649
		2,296,720
TOTAL KENTUCKY		10,669,194
Louisiana - 0.3%
Education - 0.0%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2028	15,000	15,479
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) 5% 12/15/2032	165,000	171,302
		186,781
Health Care - 0.0%
Louisiana Pub Facs Auth Rev (Ochsner Clinic Foundation Proj.) Series 2015, 5% 5/15/2047	195,000	195,066
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2038	100,000	102,865
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/2027	115,000	118,666
		416,597
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	230,000	247,486
Transportation - 0.3%
New Orleans LA Aviation Board Series 2017 B, 5% 1/1/2048 (e)	2,000,000	2,001,221
TOTAL LOUISIANA		2,852,085
Maine - 0.2%
Education - 0.0%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	10,000	10,322
General Obligations - 0.2%
Auburn ME 2.375% 11/1/2040	2,300,000	1,612,576
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	85,000	69,029
TOTAL MAINE		1,691,927
Maryland - 1.4%
Education - 0.1%
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2029	370,000	384,049
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2030	745,000	776,327
		1,160,376
General Obligations - 0.6%
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.5% 10/1/2033	1,005,000	801,508
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2025	1,610,000	1,627,055
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2026	1,650,000	1,702,998
State of Maryland Gen. Oblig. 4% 3/1/2028	1,000,000	1,033,346
		5,164,907
Health Care - 0.3%
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 2.5% 7/1/2051	1,210,000	761,122
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2046	1,265,000	992,011
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	915,000	652,590
		2,405,723
Housing - 0.1%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	385,000	383,220
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2028	115,000	121,583
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	50,000	50,164
Montgomery County Housing Opportunities Commission (Montgomery Cnty MD Mhsg 1996 Proj.) Series 2021 C, 0.8% 7/1/2025	100,000	99,131
		654,098
Special Tax - 0.0%
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	180,000	167,047
Transportation - 0.3%
Maryland St Transn Auth Transn Series 2020, 5% 7/1/2040	2,000,000	2,108,127
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2025 (e)	510,000	511,610
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2026 (e)	230,000	233,917
		2,853,654
TOTAL MARYLAND		12,405,805
Massachusetts - 2.4%
Education - 0.7%
Massachusetts Development Finance Agency (Boston College,Ma Proj.) Series 2021 V, 5% 7/1/2055	1,245,000	1,357,027
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2026	240,000	237,143
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2027	255,000	249,481
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2028	325,000	314,431
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2029	340,000	324,743
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2030	355,000	334,325
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2031	370,000	343,425
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	490,000	363,089
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	370,000	337,062
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	480,000	392,968
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2027	440,000	447,679
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2016A, 5% 1/1/2031	40,000	40,735
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2036	325,000	330,665
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2037	1,050,000	1,066,215
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2036	275,000	275,037
		6,414,025
General Obligations - 0.7%
Massachusetts St Gen. Oblig. 5% 1/1/2049	2,000,000	2,043,107
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	2,000,000	2,119,354
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2049	345,000	353,052
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2050	1,640,000	1,690,514
		6,206,027
Health Care - 0.1%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2025	125,000	125,567
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2026	165,000	168,923
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2027	195,000	203,797
Massachusetts St Dev Fin Agy Rev (Lawrence General Hospital MA Proj.) Series 2014A, 5.25% 7/1/2034	40,000	37,870
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2030	195,000	196,972
		733,129
Special Tax - 0.6%
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	820,000	893,874
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2026	350,000	359,826
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2027	500,000	524,452
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2041	1,250,000	1,290,544
Massachusetts St Transn Fd Rev Series 2021A, 5% 6/1/2051	1,860,000	1,907,252
		4,975,948
Transportation - 0.3%
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2049 (e)	230,000	231,312
Massachusetts St Port Auth Rev 5% 7/1/2041 (e)	1,000,000	1,033,545
Massachusetts St Port Auth Rev 5% 7/1/2046 (e)	290,000	296,423
Massachusetts St Port Auth Rev 5% 7/1/2051 (e)	1,000,000	1,016,935
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2040 (e)	500,000	511,257
		3,089,472
TOTAL MASSACHUSETTS		21,418,601
Michigan - 1.0%
Education - 0.5%
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2031	665,000	666,536
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2032	690,000	735,699
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2033	650,000	687,806
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2036	505,000	527,487
University MI Univ Revs Series 2020 A, 5% 4/1/2050	1,000,000	1,039,362
		3,656,890
General Obligations - 0.0%
Grand Rapids MI Pub Schs Series 2019, 5% 11/1/2026 (Assured Guaranty Municipal Corp Insured)	180,000	185,976
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	350,000	275,001
		460,977
Health Care - 0.3%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2041	140,000	125,541
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2025	60,000	60,065
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2027	265,000	269,960
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	395,000	291,572
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2025	570,000	576,128
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2026	160,000	164,254
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2019A, 5% 11/15/2048	55,000	55,569
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	555,000	400,066
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	10,000	10,359
		1,953,514
Housing - 0.0%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	450,000	448,149
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	555,000	377,466
		825,615
Special Tax - 0.0%
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2043	50,000	50,806
Tobacco Bonds - 0.2%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	135,000	116,518
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	1,105,000	1,129,470
		1,245,988
Transportation - 0.0%
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2029 (e)	85,000	88,876
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2029	45,000	46,809
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2042 (e)	150,000	151,105
		286,790
Water & Sewer - 0.0%
Great Lakes Sewer Auth Mich Series 2018 A, 5% 7/1/2048	200,000	204,465
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series D, 5% 7/1/2027	100,000	102,461
		306,926
TOTAL MICHIGAN		8,787,506
Minnesota - 0.9%
Education - 0.6%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2030	500,000	512,877
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	30,000	28,507
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2023, 4.25% 10/1/2038	300,000	277,613
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 5% 10/1/2049	4,000,000	4,127,578
		4,946,575
General Obligations - 0.2%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2039	2,050,000	1,999,649
Health Care - 0.0%
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2026	60,000	60,309
Housing - 0.0%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	145,000	154,298
Transportation - 0.1%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2034 (e)	210,000	221,727
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2037 (e)	520,000	542,955
		764,682
TOTAL MINNESOTA		7,925,513
Mississippi - 0.1%
Health Care - 0.0%
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	80,000	82,297
Housing - 0.1%
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 3% 6/1/2051	240,000	235,853
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 5% 6/1/2025	750,000	752,565
		988,418
TOTAL MISSISSIPPI		1,070,715
Missouri - 0.5%
General Obligations - 0.1%
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2038	1,000,000	1,065,108
Health Care - 0.2%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series 2021, 4% 3/1/2041	250,000	242,475
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	105,000	107,018
Missouri Hlth & Edl Facs Rev (St Lukes Hospital,Kan City, MO Proj.) 5% 11/15/2043	1,000,000	1,019,658
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	25,000	24,771
		1,393,922
Housing - 0.0%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	10,000	10,043
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021 A, 3% 5/1/2052	395,000	388,167
		398,210
Transportation - 0.1%
St Louis MO Arpt Rev 5.25% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	570,000	586,774
Water & Sewer - 0.1%
Kansas City MO Wtr Rev 4% 12/1/2044	1,200,000	1,147,602
TOTAL MISSOURI		4,591,616
Montana - 0.0%
Health Care - 0.0%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	575,000	430,559
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2016, 5% 2/15/2032	30,000	30,687
		461,246
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	10,000	10,056
TOTAL MONTANA		471,302
Nebraska - 0.9%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	260,000	181,320
General Obligations - 0.4%
Central Plains Energy Proj NE Gas Proj Rev 4% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (b)	850,000	851,256
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	2,290,000	2,389,501
		3,240,757
Housing - 0.5%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (e)	30,000	29,948
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (e)	35,000	34,862
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	485,000	482,424
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2026 (e)	1,100,000	1,114,801
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2030 (e)	400,000	415,422
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2025 (e)	1,105,000	1,111,484
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2026 (e)	1,140,000	1,163,541
		4,352,482
TOTAL NEBRASKA		7,774,559
Nevada - 1.5%
General Obligations - 0.4%
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2043	3,600,000	2,884,140
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2041	1,110,000	932,397
		3,816,537
Housing - 0.2%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) 3% 10/1/2051	1,660,000	1,624,496
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019 A, 4% 4/1/2049	205,000	205,488
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	25,000	25,090
		1,855,074
Special Tax - 0.0%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2045	195,000	194,961
Transportation - 0.9%
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2049 (e)	3,500,000	3,603,647
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2054 (e)	4,000,000	4,098,141
		7,701,788
TOTAL NEVADA		13,568,360
New Hampshire - 0.7%
Health Care - 0.2%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Municipal Corp Insured)	490,000	370,978
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2030	1,405,000	1,506,772
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2026	105,000	107,519
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2037	100,000	102,412
		2,087,681
Housing - 0.5%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	216,105	215,435
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	1,594,095	1,505,695
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	1,450,307	1,407,170
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2020 2, 2.1% 7/1/2040	1,000,000	707,707
		3,836,007
TOTAL NEW HAMPSHIRE		5,923,688
New Jersey - 5.2%
Education - 1.4%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	200,000	218,074
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	700,000	755,377
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	550,000	591,105
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	575,000	614,595
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	650,000	691,943
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	700,000	734,747
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	855,000	891,715
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2026 (e)	530,000	542,251
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2025 (e)	500,000	505,827
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (e)	485,000	496,210
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2027 (e)	850,000	879,676
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2025 (e)	60,000	60,576
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2027 (e)	40,000	41,397
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2025 (e)	235,000	237,257
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2026 (e)	205,000	209,738
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2027 (e)	145,000	150,062
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2030 (e)	3,780,000	3,972,275
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2031 (e)	1,170,000	1,234,060
		12,826,885
Escrowed/Pre-Refunded - 0.1%
New Jersey Economic Dev Auth Rev 5% 6/15/2043 (Pre-refunded to 12/15/2028 at 100)	470,000	504,601
General Obligations - 2.8%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2035	90,000	90,068
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2018EEE, 5% 6/15/2028	410,000	433,465
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 4% 6/15/2044	315,000	286,811
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2044	180,000	183,668
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series A, 4% 11/1/2027	370,000	378,598
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	610,000	550,998
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2040	360,000	371,014
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2027	35,000	36,431
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2028	40,000	42,289
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2043	800,000	813,436
New Jersey Educational Facilities Authority (New Jersey St Proj.) Series 2016 B, 4% 9/1/2026	500,000	506,425
New Jersey St Gen. Oblig. 5% 6/1/2029	205,000	221,623
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (f)	250,000	229,165
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Municipal Corp Insured) (f)	780,000	566,339
New Jersey Trans Trust Fund Auth 4% 6/15/2034	140,000	141,147
New Jersey Trans Trust Fund Auth 4% 6/15/2038	185,000	179,082
New Jersey Trans Trust Fund Auth 4% 6/15/2045	1,535,000	1,401,114
New Jersey Trans Trust Fund Auth 4% 6/15/2050	1,980,000	1,779,148
New Jersey Trans Trust Fund Auth 5% 6/15/2032	295,000	320,243
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,000,000	1,077,949
New Jersey Trans Trust Fund Auth 5% 6/15/2040	210,000	218,738
New Jersey Trans Trust Fund Auth 5.25% 6/15/2041	4,190,000	4,535,241
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	1,310,000	1,371,706
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	2,765,000	2,885,489
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	100,000	104,896
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2033	1,000,000	1,047,516
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	720,000	692,232
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2046	1,385,000	1,254,488
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2050	1,000,000	898,560
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	250,000	273,076
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	1,460,000	1,570,970
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	470,000	516,698
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	495,000	544,183
		25,522,806
Health Care - 0.0%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (d)	100,000	77,905
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	100,000	85,952
		163,857
Tobacco Bonds - 0.3%
Tobacco Settlement Fin Corp NJ Series 2018 A, 5.25% 6/1/2046	1,915,000	1,930,954
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	465,000	454,341
		2,385,295
Transportation - 0.6%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	160,000	163,474
New Jersey Turnpike Authority 5% 1/1/2028	170,000	175,248
New Jersey Turnpike Authority 5% 1/1/2028	840,000	887,430
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	1,450,000	1,554,952
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	1,800,000	1,908,970
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2036	450,000	483,125
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2040	150,000	155,771
		5,328,970
TOTAL NEW JERSEY		46,732,414
New Jersey,New York - 0.0%
Transportation - 0.0%
Port Auth NY & NJ Series 202, 5% 10/15/2029 (e)	500,000	511,301
New Mexico - 0.2%
Education - 0.2%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2026 (e)	1,045,000	1,064,112
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2027 (e)	350,000	359,800
		1,423,912
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	10,000	10,185
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	5,000	5,007
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	5,000	4,905
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	15,000	14,319
		34,416
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	30,000	30,026
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	100,000	100,430
		130,456
TOTAL NEW MEXICO		1,588,784
New York - 9.2%
Education - 0.2%
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series 2015B, 4% 7/1/2035	5,000	5,001
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2032	1,250,000	1,323,198
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	110,000	113,278
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	310,000	311,953
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2015, 5% 7/1/2027	295,000	295,867
		2,049,297
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	500,000	485,692
General Obligations - 0.4%
City of New York NY Gen. Oblig. Series E, 5% 8/1/2030	1,025,000	1,047,956
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2041	1,135,000	1,211,512
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	675,000	700,645
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2052	520,000	535,477
		3,495,590
Health Care - 0.2%
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2025	400,000	399,990
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2020A, 4% 9/1/2037	350,000	334,548
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2020A, 4% 9/1/2039	700,000	655,200
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2029 (Assured Guaranty Municipal Corp Insured)	600,000	605,019
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.125% 11/1/2041 (d)	100,000	87,746
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (d)	100,000	82,721
		2,165,224
Housing - 1.5%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	1,485,000	1,495,348
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (b)	2,570,000	2,596,289
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) 0.75% 5/1/2025	90,000	89,722
New York St Hsg Fin Agy 1% tender 11/1/2061 (b)	155,000	147,723
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	1,105,000	1,048,927
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	3,120,000	3,123,111
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.6% tender 5/1/2061 (b)	385,000	381,887
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.7% tender 11/1/2060 (b)	100,000	99,256
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020A 1 B, 5% 5/1/2030	490,000	522,593
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (b)	2,075,000	2,031,763
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (e)	15,000	14,909
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 232, 5% 10/1/2025 (e)	765,000	771,456
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 239, 3.25% 10/1/2051	835,000	820,936
		13,143,920
Industrial Development - 0.0%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	100,000	99,285
Other - 0.4%
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2035	600,000	679,588
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2036	625,000	704,711
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2037	875,000	981,335
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2040	260,000	286,814
New York City Trust Cultural Resources Rev (Whitney Museum of American Art Proj.) 5% 7/1/2031	660,000	728,862
		3,381,310
Special Tax - 3.1%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2049	1,025,000	1,068,730
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2039	4,750,000	5,165,335
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2029	4,000,000	4,341,570
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	3,915,000	4,189,611
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2050	765,000	798,327
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	1,060,000	776,870
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	1,065,000	784,742
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2038	1,000,000	1,001,059
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2039	1,000,000	991,033
New York State Dormitory Authority (New York State Pit Proj.) Series 2024A, 5.25% 3/15/2052	3,550,000	3,768,682
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2039	1,000,000	987,847
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	1,435,000	1,346,342
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	1,350,000	1,253,449
New York Urban Eev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	1,105,000	1,169,669
		27,643,266
Transportation - 2.4%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	2,050,000	1,831,708
Metropolitan Transn Auth NY Rv 4% 11/15/2047	150,000	133,173
Metropolitan Transn Auth NY Rv Series 2015A 1, 5% 11/15/2029	120,000	120,292
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2025	1,635,000	1,653,645
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	2,220,000	2,325,998
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2030	325,000	340,518
Metropolitan Transn Auth NY Rv Series 2024A, 5.25% 11/15/2049	5,000,000	5,165,154
Metropolitan Transn Auth NY Rv Series A 1, 5% 11/15/2031	100,000	101,597
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2033	1,000,000	1,019,193
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 5% 10/1/2040 (e)	1,000,000	1,016,815
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (e)	380,000	400,628
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (e)	590,000	619,105
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (e)	645,000	673,394
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (e)	325,000	337,630
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (e)	220,000	227,312
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (e)	590,000	606,073
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2038 (e)	1,430,000	1,461,502
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2039 (e)	1,090,000	1,108,052
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2040 (e)	925,000	938,557
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2041 (e)	840,000	847,553
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2042 (e)	420,000	421,304
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (e)	625,000	650,024
		21,999,227
Water & Sewer - 0.9%
New York NY Cty Muni Wtr Fin Auth Series 2020 GG1, 5% 6/15/2048	1,350,000	1,390,232
New York NY Cty Muni Wtr Fin Auth Series FISCAL2024CC SUB CC1, 5.25% 6/15/2054	4,650,000	4,933,342
New York St Env Facs Corp Rev Series 2021 B, 5% 2/15/2028	160,000	170,198
New York St Env Facs Corp Rev Series 2021 B, 5% 2/15/2029	100,000	108,159
New York St Env Facs Corp Rev Series 2021 B, 5% 2/15/2030	340,000	372,999
New York St Env Facs Corp Rev Series 2021 B, 5% 8/15/2028	235,000	252,205
New York St Env Facs Corp Rev Series 2021 B, 5% 8/15/2029	200,000	218,002
New York St Env Facs Corp Rev Series 2021 B, 5% 8/15/2030	400,000	441,791
		7,886,928
TOTAL NEW YORK		82,349,739
North Carolina - 0.5%
Health Care - 0.1%
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2051	280,000	229,532
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	365,000	291,686
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	300,000	297,493
		818,711
Transportation - 0.4%
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2024B, 5% 1/1/2053 (Assured Guaranty Municipal Corp Insured)	3,590,000	3,712,454
TOTAL NORTH CAROLINA		4,531,165
North Dakota - 0.1%
Education - 0.0%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Municipal Corp Insured)	790,000	532,280
Housing - 0.1%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	155,000	152,435
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	510,000	497,791
		650,226
TOTAL NORTH DAKOTA		1,182,506
Ohio - 4.9%
Education - 1.0%
Kent St Univ Ohio Unv Revs 5% 5/1/2030	1,495,000	1,527,287
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5% 5/1/2045	585,000	597,686
Univ Akron Ohio Gen Rcpt 4% 1/1/2027	220,000	223,702
Youngstown St Univ Ohio Gen Rcpts Series 2025, 5% 12/15/2045 (Build America Mutual Assurance Co Insured)	7,235,000	7,516,115
		9,864,790
Electric Utilities - 0.1%
American Mun Pwr Rev Series 2023A, 5% 2/15/2032	500,000	549,896
American Mun Pwr Solar Series 2019 A, 5% 2/15/2044	175,000	179,013
		728,909
General Obligations - 0.4%
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2028	140,000	148,846
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2029	210,000	227,370
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2030	290,000	318,756
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2028	205,000	217,608
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2029	385,000	416,294
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2030	320,000	351,309
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2028	275,000	292,591
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2029	480,000	520,019
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2030	480,000	527,890
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2028	110,000	116,950
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2029	160,000	173,234
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2030	190,000	208,840
		3,519,707
Health Care - 0.7%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2046	495,000	497,683
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 4% 11/15/2038	1,500,000	1,395,596
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2025	10,000	10,066
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2026	390,000	400,646
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	430,000	401,378
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2025	300,000	302,062
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2026	400,000	409,393
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2027	400,000	415,448
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2028	340,000	357,135
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 5% 1/15/2031	300,000	320,533
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2026	320,000	324,988
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	100,000	102,750
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	215,000	222,368
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	230,000	239,109
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	245,000	256,279
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	260,000	273,062
		5,928,496
Housing - 0.4%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	10,000	10,126
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021 C, 3.25% 3/1/2051	3,550,000	3,505,268
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	360,000	391,639
		3,907,033
Special Tax - 1.0%
Cuyahoga Cnty Sales Tax Series 2022A, 4% 1/1/2035	8,000,000	8,159,720
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2046	200,000	204,759
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2051	200,000	203,420
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	60,000	56,895
		8,624,794
Tobacco Bonds - 0.2%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	550,000	395,223
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	1,300,000	1,125,958
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	370,000	385,674
		1,906,855
Transportation - 1.0%
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2044 (e)	5,645,000	5,914,910
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2025	800,000	812,338
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2028	1,250,000	1,344,254
Ohio St Tpk Commn Tpk Rev 5% 2/15/2032	70,000	77,664
Ohio St Tpk Commn Tpk Rev 5% 2/15/2038	185,000	201,194
Ohio St Tpk Commn Tpk Rev 5% 2/15/2051	600,000	617,789
		8,968,149
Water & Sewer - 0.1%
Cleveland OH Wtr Rev Series 2020 FF, 5% 1/1/2028	800,000	845,824
TOTAL OHIO		44,294,557
Oklahoma - 0.0%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	125,000	120,801
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	65,000	70,807
Transportation - 0.0%
Oklahoma City Okla Airp Trust Series 33, 5% 7/1/2047 (e)	200,000	200,285
TOTAL OKLAHOMA		391,893
Oregon - 0.3%
Health Care - 0.1%
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	850,000	633,704
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	160,000	126,212
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	700,000	702,117
		828,329
Transportation - 0.1%
Port of Portland Arpt Rev 5% 7/1/2036 (e)	240,000	249,005
Port of Portland Arpt Rev 5% 7/1/2045 (e)	650,000	658,335
		907,340
TOTAL OREGON		2,369,373
Pennsylvania - 6.5%
Education - 0.1%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (c)(g)	170,000	81,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (c)(g)	270,000	129,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (c)(g)	300,000	144,000
Montgomery Cnty PA Higher Ed & Health Auth Rev (Arcadia University PA Proj.) 5% 4/1/2027	300,000	305,712
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2029 (e)	410,000	428,376
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2035	10,000	10,128
Philadelphia PA Auth For Indl Dev Temple Univ Rev (Temple Univ, PA Proj.) Series 2015, 5% 4/1/2033	70,000	70,000
		1,169,416
Electric Utilities - 0.2%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Municipal Corp Insured)	835,000	889,421
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 5% 8/1/2032 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,081,312
		1,970,733
General Obligations - 0.4%
Chartiers Valley PA Sch Dist Series 2021 A, 3% 10/15/2049	1,155,000	864,315
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2028	305,000	323,958
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2026	455,000	466,451
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2027	500,000	522,100
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2034	450,000	465,972
Philadelphia PA Gen. Oblig. Series 2019 A, 5% 8/1/2026	220,000	226,009
Philadelphia PA Sch Dist 4% 9/1/2035	170,000	168,894
Philadelphia PA Sch Dist 5% 9/1/2025	50,000	50,407
Philadelphia PA Sch Dist 5% 9/1/2026	415,000	426,450
Philadelphia PA Sch Dist 5% 9/1/2033	315,000	332,019
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Municipal Corp Insured)	80,000	84,451
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	50,000	50,980
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2032 (Assured Guaranty Municipal Corp Insured)	315,000	323,436
		4,305,442
Health Care - 0.7%
Doylestown PA Hosp Auth Hosp Series 2024, 5.375% 7/1/2039 (d)	2,575,000	2,757,204
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2037	40,000	36,125
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2036	500,000	480,588
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 4% 7/15/2045	500,000	404,445
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 1, 5% 2/15/2045	100,000	100,446
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 2/15/2026	95,000	96,626
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	330,000	286,334
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	185,000	172,553
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	195,000	177,130
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 5% 9/1/2042	760,000	768,044
Southcentral PA Gen Auth Rev (UPMC Proj.) Series 2015, 5% 12/1/2028	45,000	45,328
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	50,000	46,308
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	115,000	99,827
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2025	200,000	200,587
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2049	135,000	136,291
Union Cnty PA Hosp Auth Hosp Rev (Wellspan Health Group Proj.) 5% 8/1/2043	185,000	187,225
		5,995,061
Housing - 0.9%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 3% 10/1/2052	65,000	63,245
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2026	600,000	618,428
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2027 (e)	1,160,000	1,197,994
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2027	450,000	470,770
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2029	1,000,000	1,066,800
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2030	695,000	749,795
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2026	1,100,000	1,122,798
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2027	500,000	518,749
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2028	465,000	488,995
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2029	480,000	509,354
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2030	1,010,000	1,084,674
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2022 138, 5% 10/1/2028	475,000	502,722
		8,394,324
Transportation - 4.1%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (e)	2,105,000	2,110,963
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2056 (e)	1,280,000	1,280,210
Pennsylvania Turnpike Commission 5.25% 12/1/2055	2,215,000	2,359,101
Pennsylvania Turnpike Commission Series 2015 B, 5% 12/1/2045	265,000	266,048
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2050	1,000,000	900,880
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2028	625,000	668,981
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2029	1,000,000	1,085,067
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2044	7,405,000	7,814,728
Pennsylvania Turnpike Commission Series 2024, 5% 12/1/2044	5,580,000	5,933,243
Pennsylvania Turnpike Commission Series A 1, 5% 12/1/2041	1,215,000	1,220,315
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2039	1,000,000	1,085,434
Philadelphia PA Airport Rev Series 2017 B, 5% 7/1/2035 (e)	50,000	50,884
Philadelphia PA Airport Rev Series 2020 C, 5% 7/1/2029 (e)	595,000	627,993
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (e)	2,920,000	2,985,444
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2027 (e)	4,020,000	4,165,873
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (e)	425,000	444,220
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2034 (e)	1,000,000	1,051,116
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2035 (e)	1,000,000	1,047,123
		35,097,623
Water & Sewer - 0.1%
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,073,743
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Municipal Corp Insured)	70,000	72,235
		1,145,978
TOTAL PENNSYLVANIA		58,078,577
Puerto Rico - 0.8%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (f)	2,273,421	1,557,686
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	1,608,885	1,575,251
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	575,000	549,284
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	190,000	196,726
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	999,707	1,070,895
		4,949,842
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 A, 5% 7/1/2033 (d)	900,000	932,065
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (d)	250,000	258,907
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (d)	460,000	472,159
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (d)	640,000	579,261
		2,242,392
TOTAL PUERTO RICO		7,192,234
Rhode Island - 0.7%
Education - 0.6%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2036	445,000	485,341
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2041	555,000	586,463
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2045	1,000,000	1,045,788
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	1,145,000	1,188,409
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (e)	35,000	34,755
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2030 (e)	730,000	760,364
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2028 (e)	725,000	752,296
		4,853,416
General Obligations - 0.1%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2037 (Build America Mutual Assurance Co Insured)	320,000	350,698
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2044 (Build America Mutual Assurance Co Insured)	280,000	299,278
		649,976
Health Care - 0.0%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2036	500,000	494,594
Housing - 0.0%
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	20,000	20,058
TOTAL RHODE ISLAND		6,018,044
South Carolina - 2.3%
Education - 0.1%
South Carolina Jobs Econ Dev (Furman University Proj.) Series 2022A, 4% 4/1/2052	1,000,000	921,522
Electric Utilities - 0.9%
South Carolina St Svc Auth Rev 5% 12/1/2031	1,250,000	1,378,963
South Carolina St Svc Auth Rev 5% 12/1/2032	1,100,000	1,216,617
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2026	140,000	143,227
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2029	500,000	508,998
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2033	15,000	15,195
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2038	80,000	80,666
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2037	1,290,000	1,402,785
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	400,000	422,066
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	555,000	593,784
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	140,000	131,041
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	205,000	212,538
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	1,510,000	1,576,734
South Carolina St Svc Auth Rev Series B, 5% 12/1/2031	105,000	107,191
South Carolina St Svc Auth Rev Series B, 5% 12/1/2035	195,000	198,111
		7,987,916
Health Care - 1.0%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.5% 11/15/2044	1,150,000	1,184,523
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2048	5,000,000	5,445,168
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 4% 2/1/2042	1,115,000	1,084,386
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 5% 2/1/2040	835,000	886,359
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	170,000	177,589
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	20,000	18,278
		8,796,303
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	35,000	35,184
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	230,000	250,011
		285,195
Transportation - 0.3%
Charleston Cnty SC Arpt Dist Series 2019, 5% 7/1/2048	395,000	402,864
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2054 (e)	1,475,000	1,524,485
South Carolina St Ports Auth Series 2018, 5% 7/1/2043 (e)	520,000	522,357
		2,449,706
TOTAL SOUTH CAROLINA		20,440,642
South Dakota - 0.0%
Health Care - 0.0%
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	475,000	365,531
Tennessee - 1.0%
Education - 0.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2038	900,000	956,391
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2040	800,000	844,692
		1,801,083
General Obligations - 0.3%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 5% 1/1/2030	2,400,000	2,613,573
Health Care - 0.1%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	575,000	527,622
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2025	135,000	135,836
		663,458
Housing - 0.1%
Tennessee Housing Development Agency (TN Gnrl Res Finance Prog 1/29/2013 Proj.) 3% 7/1/2051	415,000	408,701
Tennessee Housing Development Agency (TN Gnrl Res Finance Prog 1/29/2013 Proj.) Series 2021 3A, 3% 1/1/2052	205,000	200,811
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	65,000	50,847
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	75,000	56,375
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	145,000	119,797
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	130,000	129,679
		966,210
Transportation - 0.3%
Memphis-Shelby Cnty TN Arpt Auth Series 20018, 5% 7/1/2026 (e)	450,000	459,307
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2037 (e)	200,000	204,095
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2038 (e)	1,315,000	1,338,406
Metro Nashville Arpt Auth Rev Series 2015 B, 4% 7/1/2025 (e)	55,000	55,107
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2038 (e)	655,000	675,557
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (e)	75,000	75,146
		2,807,618
TOTAL TENNESSEE		8,851,942
Texas - 5.5%
Education - 0.7%
Austin TX Cmty College Dst Rev 5% 8/1/2025	200,000	201,332
Austin TX Cmty College Dst Rev 5% 8/1/2026	200,000	205,506
Board of Regents of the University of Texas System Series 2021 A, 2% 8/15/2036	700,000	551,532
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 3.375% 10/1/2037	540,000	469,034
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 4% 10/1/2051	1,200,000	988,783
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 5.25% 10/1/2054	1,500,000	1,471,319
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 3% 10/1/2032	370,000	344,119
University North Tex Univ Rev Series 2022A, 5% 4/15/2047	2,000,000	2,027,482
		6,259,107
Electric Utilities - 0.2%
Garland Tex Elec Util Sys Rev 4% 3/1/2035	765,000	779,519
Garland Tex Elec Util Sys Rev 4% 3/1/2036	750,000	760,787
San Antonio TX Elec & Gas Rev Series 2017, 5% 2/1/2033	5,000	5,130
		1,545,436
General Obligations - 1.1%
Birdville TX Indpt Sch Dist 2.375% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	170,000	142,818
Brazos Cnty Tex Gen. Oblig. Series 2020, 2.125% 9/1/2040	355,000	241,769
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	660,000	488,676
Comal Tex Indpt Sch Dist 3% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	735,000	632,895
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2028	500,000	529,106
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2036	2,305,000	2,543,353
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	395,000	378,546
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	150,000	130,436
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2025	690,000	697,679
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2026	900,000	929,950
Houston TX Gen. Oblig. 5% 3/1/2032	25,000	25,701
Mansfield TX Gen. Oblig. 2.375% 2/15/2036	565,000	471,969
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	1,610,000	1,609,487
Pflugerville TX Gen. Oblig. 1.875% 8/1/2036	1,095,000	811,411
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	295,000	323,735
		9,957,531
Health Care - 0.0%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, TX Proj.) Series 2015, 4% 12/1/2045	220,000	202,555
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	10,000	10,434
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 A, 5% 7/1/2029	305,000	324,612
		537,601
Housing - 0.1%
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	465,000	471,793
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	960,000	1,045,050
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	119,441	102,351
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	105,000	104,302
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	60,000	60,342
		1,783,838
Special Tax - 0.3%
Texas Transn Commn Gen. Oblig. Series 2014 B, 0.65% tender 10/1/2041 (Texas State Guaranteed) (b)	2,380,000	2,299,884
Synthetics - 0.2%
Corpus Christi TX Util Sys Rev Participating VRDN Series 2024 XF1714, 3% 7/15/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(i)	1,500,000	1,500,000
Transportation - 2.1%
Central TX Regl Mobility Auth Rev 5% 1/1/2027	775,000	785,480
Central TX Regl Mobility Auth Rev 5% 1/1/2033	640,000	691,623
Central TX Regl Mobility Auth Rev 5% 1/1/2034	650,000	699,481
Central TX Regl Mobility Auth Rev 5% 1/1/2035	550,000	589,781
Central TX Regl Mobility Auth Rev 5% 1/1/2036	850,000	907,948
Central TX Regl Mobility Auth Rev 5% 1/1/2037	1,100,000	1,170,507
Central TX Regl Mobility Auth Rev 5% 1/1/2038	1,100,000	1,166,302
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2045	1,000,000	1,028,450
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2041 (e)	1,000,000	1,013,157
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2026 (e)	200,000	204,260
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2030 (e)	120,000	124,735
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	2,545,000	2,667,164
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2030 (e)	320,000	321,740
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2031 (e)	25,000	25,383
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (f)	2,845,000	1,936,470
North TX Twy Auth Rev 4% 1/1/2032	2,000,000	2,041,983
North TX Twy Auth Rev Series 2024A, 5% 1/1/2040	725,000	781,287
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	245,000	265,672
North TX Twy Auth Rev Series 2024B, 5% 1/1/2036	1,075,000	1,183,200
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2037	1,000,000	964,677
Texas Transportation Commission 0% 8/1/2041 (f)	250,000	113,256
		18,682,556
Water & Sewer - 0.8%
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2041	660,000	709,070
Houston TX Util Sys Rev 5% 11/15/2045	1,000,000	1,033,732
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2026	445,000	460,741
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2034	600,000	658,716
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2036	450,000	487,951
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2045	1,230,000	1,273,707
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2046	1,295,000	1,343,175
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2047	750,000	776,676
San Antonio TX Wtr Rev Series 2018A, 5% 5/15/2033	5,000	5,225
San Antonio TX Wtr Rev Series 2020 A, 5% 5/15/2050	475,000	488,440
		7,237,433
TOTAL TEXAS		49,803,386
Utah - 0.2%
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	139,336	112,364
Special Tax - 0.1%
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (d)	500,000	515,908
Transportation - 0.1%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2037 (e)	385,000	391,227
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2033 (e)	175,000	180,765
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2037 (e)	310,000	334,816
		906,808
TOTAL UTAH		1,535,080
Vermont - 0.2%
Education - 0.2%
Vermont St Stud Assit Corp 5% 6/15/2026 (e)	620,000	629,994
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2025 (e)	635,000	636,965
		1,266,959
Housing - 0.0%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	262,000	255,442
TOTAL VERMONT		1,522,401
Virginia - 0.8%
Education - 0.1%
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2040	120,000	107,624
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2025	165,000	165,000
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2036	500,000	511,366
		783,990
General Obligations - 0.4%
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 3% 2/1/2036	195,000	175,328
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2034	1,850,000	1,895,856
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2035	1,700,000	1,725,874
		3,797,058
Health Care - 0.0%
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	425,000	303,908
Housing - 0.1%
Virginia Housing Development Authority Series 2020 E, 2.3% 7/1/2040	1,000,000	735,050
Transportation - 0.2%
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2034 (e)	1,465,000	1,437,814
TOTAL VIRGINIA		7,057,820
Washington - 2.1%
Education - 0.3%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	725,000	536,199
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	315,000	296,341
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2025	550,000	553,477
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5.125% 7/1/2033 (d)	740,000	784,135
		2,170,152
General Obligations - 0.3%
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2044	3,010,000	3,136,930
Health Care - 0.1%
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2038 (d)	100,000	97,319
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2040	735,000	759,893
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2025	5,000	5,011
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2030	5,000	5,108
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	10,000	10,199
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	100,000	99,382
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) Series 2017, 4% 8/15/2042	100,000	88,975
		1,065,887
Housing - 0.6%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2029	230,000	232,228
Seattle Wash Hsg Auth Rev Series 2021, 1% 6/1/2026	200,000	192,914
Washington St Hsg Fin Comm (WA Single Family Prog 11/1/10 Proj.) 2.75% 12/1/2034	2,105,000	1,819,052
Washington St Hsg Fin Comm Series 2021 2N, 5% 12/1/2027 (WA Single Family Prog 11/1/10 Guaranteed)	985,000	1,035,786
Washington St Hsg Fin Comm Series 2021 2N, 5% 12/1/2028 (WA Single Family Prog 11/1/10 Guaranteed)	500,000	532,010
Washington St Hsg Fin Comm Series 2021 2N, 5% 12/1/2029 (WA Single Family Prog 11/1/10 Guaranteed)	500,000	537,174
Washington St Hsg Fin Comm Series 2021 2N, 5% 6/1/2026 (WA Single Family Prog 11/1/10 Guaranteed)	970,000	994,447
		5,343,611
Special Tax - 0.5%
Spokane WA Pub Facs Dist Sales Series 2017, 5% 12/1/2041	295,000	300,881
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2058 (Assured Guaranty Municipal Corp Insured)	1,805,000	1,268,994
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	130,000	100,051
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	2,540,000	2,539,860
		4,209,786
Transportation - 0.3%
Port Seattle WA Rev Series 2018A, 5% 5/1/2031 (e)	350,000	358,696
Port Seattle WA Rev Series 2019, 4% 4/1/2044 (e)	100,000	90,407
Port Seattle WA Rev Series 2021C, 5% 8/1/2025 (e)	365,000	367,043
Port Seattle WA Rev Series 2021C, 5% 8/1/2026 (e)	495,000	505,184
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (e)	305,000	317,128
Port Seattle WA Rev Series 2021C, 5% 8/1/2028 (e)	860,000	905,406
		2,543,864
TOTAL WASHINGTON		18,470,230
West Virginia - 0.0%
Health Care - 0.0%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2032	50,000	51,535
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	245,000	244,230
		295,765
TOTAL WEST VIRGINIA		295,765
Wisconsin - 1.3%
Education - 0.1%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 3% 4/1/2025 (d)	115,000	115,000
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2040 (d)	95,000	94,546
Public Fin Auth Wis Edl Fac Rev (Wingate University Proj.) 5.25% 10/1/2048	80,000	77,248
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2030	195,000	208,447
		495,241
Escrowed/Pre-Refunded - 0.0%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2040 (Pre-refunded to 4/1/2030 at 100) (d)	5,000	5,405
Wisconsin Health & Educational Facilities Authority Series 2016 A, 4% 11/15/2046 (Pre-refunded to 5/15/2026 at 100)	80,000	81,063
Wisconsin St Health & Edl Facs Auth Rev 4% 11/15/2046 (Pre-refunded to 5/15/2026 at 100)	95,000	96,263
		182,731
General Obligations - 0.4%
Howard Suamico WI Scd 2% 3/1/2038	265,000	193,106
New Richmond Wis Sch Dist 4% 4/1/2043	1,940,000	1,842,995
New Richmond Wis Sch Dist 5% 4/1/2034	1,355,000	1,475,326
		3,511,427
Health Care - 0.6%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	320,000	296,709
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	75,000	76,063
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	380,000	276,954
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) Series 2022 A, 5% 10/1/2052	225,000	230,197
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (d)	45,000	44,047
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (d)	40,000	38,118
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2031	60,000	63,259
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2028	150,000	158,528
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2029	150,000	160,206
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) Series 2016 A, 3.5% 2/15/2040	50,000	40,752
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	675,000	623,073
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2016 A, 4% 11/15/2046	100,000	87,894
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	320,000	267,436
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	165,000	135,062
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.25% 2/15/2054	2,500,000	2,601,882
		5,100,180
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	130,000	127,266
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) 0.81% tender 11/1/2052 (b)	55,000	54,828
		182,094
Industrial Development - 0.2%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (d)	1,870,000	1,395,611
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (d)	500,000	405,908
		1,801,519
TOTAL WISCONSIN		11,273,192
Wyoming - 0.1%
Housing - 0.1%
Wyoming Community Development Authority (WY Single Family Proj.) Series 2022 3, 5% 12/1/2025 (e)	375,000	379,073
Wyoming Community Development Authority (WY Single Family Proj.) Series 2022 3, 5% 6/1/2025 (e)	700,000	701,837
		1,080,910
TOTAL WYOMING		1,080,910
TOTAL MUNICIPAL SECURITIES (Cost $854,157,545)		820,406,657

Money Market Funds - 8.1%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $73,251,861)	3.33	73,237,214	73,251,861

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $927,409,406)	893,658,518
NET OTHER ASSETS (LIABILITIES) - 0.6%	5,075,702
NET ASSETS - 100.0%	898,734,220

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Non-income producing - Security is in default.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,500,128 or 1.2% of net assets.

(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)	Level 3 security
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	75,363,702	38,646,062	40,757,903	448,379	-	-	73,251,861	73,237,214	2.0%
Total	75,363,702	38,646,062	40,757,903	448,379	-	-	73,251,861

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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